MFS Total Return Portfolio (Prospectus Summary): | MFS Total Return Portfolio
MFS® Total Return Portfolio

SUPPLEMENT TO PROSPECTUS

The date of this supplement is October 29, 2012.

MFS® Total Return Portfolio

Service Class

Effective immediately, the sub-section entitled “Fees and Expenses” beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Summary of Key Information

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect the management fee set forth in the fund's Investment Advisory Agreement. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Service Class MFS Total Return Portfolio
Management Fee	0.67%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.99%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Service Class MFS Total Return Portfolio	Service Class Shares	101	315	547	1,213